Going Concern (Details Narrative) (10-K) - USD ($)			3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 28, 2019	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 30, 2019	Oct. 10, 2019	Oct. 09, 2019	Mar. 27, 2019
Accumulated deficit			$ (50,162,000)						$ (50,162,000)		$ (39,076,000)	$ (26,662,000)
Net loss			$ (3,965,000)	$ (3,307,000)	$ (3,814,000)	$ (3,814,000)	$ (2,924,000)	$ (2,401,000)	$ (11,086,000)	$ (9,139,000)	(12,414,000)	$ (6,965,000)
Cleveland Capital, L.P [Member]
Maximum line of credit											20,000,000
Winn Exploration Co. [Member]
Maximum line of credit											1,000,000
Otto Candies Jr. [Member]
Maximum line of credit											500,000
Paul Candies [Member]
Maximum line of credit											250,000
Brett Candies [Member]
Maximum line of credit											250,000
Esenjay Investments, LLS [Member]
Maximum line of credit		$ 7,000,000		12,000,000							2,405,000		$ 10,000,000	$ 10,000,000	$ 7,000,000	$ 5,000,000
Maturity date, description	Extend the maturity date from March 31, 2019 to December 31, 2019	Extend the maturity date from March 31, 2019 to December 31, 2019							Extend the maturity date from December 31, 2019 to June 30, 2020.
Credit facility											595,000
Esenjay Investments, LLS [Member] | Minimum [Member]
Maximum line of credit	$ 5,000,000					5,000,000				5,000,000
Esenjay Investments, LLS [Member] | Maximum [Member]
Maximum line of credit	$ 7,000,000					$ 7,000,000				$ 7,000,000
Esenjay Investments, LLS [Member] | Lenders [Member]
Credit facility				$ 1,000,000							$ 6,405,000